Account Balances of Variable Annuity Which are Invested in Separate Account (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	$ 30,747,777	$ 25,670,675
Mutual Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	29,848,689	24,711,492
Mutual Funds | Bond Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	3,832,071	4,117,903
Mutual Funds | Domestic Equity Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	15,076,444	11,756,004
Mutual Funds | International Equity Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	2,125,261	1,812,473
Mutual Funds | Specialty
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	8,814,913	7,025,112
Money Market Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	800,839	868,706
Other Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	$ 98,249	$ 90,477